Other Income (Loss), Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Income (Loss), Net
Amortized discounts related to liability for exclusive rights		$ (52,922)	$ (935,177)
Foreign exchange (loss) gain	$ 156,641	88,721	(249,944)
Others	133,398
Total	$ 290,039	$ 35,799	$ (1,185,121)